Operating Lease	12 Months Ended
Dec. 31, 2022
Operating Lease [Abstract]
OPERATING LEASE

Note 13 - OPERATING LEASE

On February 1, 2021, the Company entered into a lease agreement to lease an office in Beijing with a term of two years under the lease fee of $4,392 per month. On December 15, 2022, the Company renewed the lease agreement with extended term of other 2 years till February 2025 under the lease fee of $4,161 (RMB28,000) per month.

On June 15, 2021, in order to attract enterprises for the development of the integrated circuit industry in Nanjing, Nanjing Pukou Economic Development Zone Management Committee (the “Committee”) entered into an investment agreement with Nanjing Lucun. Pursuant to the investment agreement, the Company leased an office from the Commitment with nil rental consideration for 5 years.

On November 1, 2021, the Company entered into a lease agreement to lease an office in Nanjing with a term of three years under the lease fee of $46,692 (RMB 314,057) per year.

On September 20, 2022, the Company entered into a lease agreement to lease an office in Beijing with a term of two years under the lease fee of $1,933 (RMB13,000) per month.

On October 24, 2022, the Company entered into a lease agreement to lease an office in Beijing with a term of three years under the lease fee of $4,041 (RMB27,000) per month.

On November 8, 2022, the Company entered into a lease agreement to lease an office in Beijing with a term of two years under the lease fee of $12,489 (RMB 84,000) per year.

As mentioned above, the estimated effect of lease renewal and termination options, as applicable, was included in the consolidated financial statements in current period.

The balance of right-of-use assets and operating lease liabilities are as follow:

	December 31, 2022	December 31, 2021
Right-of-use assets	$492,984	$241,554

Operating lease liabilities, current	$162,576	$51,239
Operating lease liabilities, non-current	167,428	-
Total operating lease liabilities	$330,004	$51,239

Supplemental information related to operating leases for the year ended December 31, 2022 and 2021:

	For the Year Ended December 31,
	2022	2021

Weighted-average remaining lease term of operating leases	2.33 years	3.5 years

Weighted-average discount rate of operating leases	4.62%	4.81%

The following table summarizes the maturity of the operating lease liabilities as of December 31, 2022:

Operating Leases
Year of 2023	$180,499
Year of 2024	142,434
Year of 2025	36,128
Total lease payments	$359,061
Less: imputed interest	29,057
Present value of operating lease liabilities	330,004
Less: current obligation	162,576
Long-term obligation on December 31, 2022	$167,428